Schedule of Inventory (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Schedule Of Inventory 1		$ 733
Inventory Schedule Of Inventory 2		1,490
Inventory Schedule Of Inventory 3		3,779
Inventory Schedule Of Inventory 4		3,220
Inventory Schedule Of Inventory 5		4,512
Inventory Schedule Of Inventory 6		4,710
Inventory Schedule Of Inventory 1	550
Inventory Schedule Of Inventory 2	733
Inventory Schedule Of Inventory 3	3,582
Inventory Schedule Of Inventory 4	3,779
Inventory Schedule Of Inventory 5	4,132
Inventory Schedule Of Inventory 6	$ 4,512